UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments

Thrivent Cash Management Trust

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (4.7%)[a]	Value
	Barton Capital, LLC
$ 9,000,000	0.070%, 8/1/2014[b]	$9,000,000
	Starbird Funding Corporation
83,030,000	0.090%, 8/1/2014[b]	83,030,000

	Total	92,030,000

Principal Amount	Financial Company Commercial Paper (3.9%)[a]	Value
	AllianceBernstein, LP
47,000,000	0.140%, 8/1/2014	47,000,000
	US Bank NA
29,000,000	0.100%, 8/1/2014	29,000,000

	Total	76,000,000

Principal Amount	Government Agency Debt (81.0%)[a]	Value
	Federal Agricultural Mortgage Corporation
25,000,000	0.115%, 2/25/2015[c]	24,997,851
25,000,000	0.105%, 3/3/2015[c]	24,998,209
5,000,000	0.350%, 4/24/2015[c]	5,005,876
15,000,000	0.350%, 7/1/2015[c]	15,022,237
	Federal Farm Credit Bank
15,000,000	0.122%, 8/12/2014[c]	14,999,933
16,670,000	0.186%, 9/29/2014[c]	16,672,736
10,000,000	0.123%, 10/9/2014[c]	9,999,530
15,000,000	0.095%, 10/24/2014[c]	14,999,823
4,100,000	0.212%, 4/6/2015[c]	4,102,175
5,535,000	0.194%, 8/17/2015[c]	5,537,657
	Federal Home Loan Bank
5,000,000	0.063%, 8/6/2014	4,999,956
4,000,000	0.060%, 8/8/2014	3,999,954
20,000,000	0.092%, 8/12/2014[c]	19,999,970
8,223,000	0.070%, 8/15/2014	8,222,776
17,000,000	0.170%, 8/20/2014	17,000,846
20,000,000	0.084%, 8/22/2014[c]	20,000,031
5,000,000	0.170%, 8/26/2014	5,000,371
20,000,000	0.090%, 9/2/2014[c]	20,000,109
7,575,000	0.170%, 9/3/2014	7,575,654
13,500,000	0.103%, 9/11/2014[c]	13,500,485
10,000,000	0.075%, 9/12/2014	9,999,125
45,000,000	0.102%, 9/12/2014[c]	44,999,885
15,000,000	0.125%, 9/23/2014	15,000,715
24,970,000	0.077%, 9/24/2014	24,967,113
35,125,000	0.075%, 9/26/2014	35,120,903
10,000,000	0.080%, 10/3/2014	9,998,600
19,600,000	0.081%, 10/8/2014	19,596,995
46,000,000	0.106%, 10/8/2014[c]	45,999,635
28,240,000	0.074%, 10/10/2014	28,235,933
6,000,000	0.095%, 11/18/2014[c]	5,999,910
10,000,000	0.095%, 11/25/2014[c]	9,999,842
15,000,000	0.104%, 11/26/2014[c]	14,999,554
20,000,000	0.096%, 12/4/2014[c]	19,999,738
20,670,000	0.131%, 12/9/2014[c]	20,671,878
2,000,000	0.102%, 12/12/2014[c]	1,999,934
25,500,000	0.106%, 12/19/2014[c]	25,500,506
50,000,000	0.114%, 1/13/2015[c]	50,002,157
10,000,000	0.090%, 1/16/2015	9,998,997
25,000,000	0.097%, 2/23/2015[c]	24,999,179
15,000,000	0.110%, 2/23/2015[c]	14,999,142
18,930,000	0.122%, 2/23/2015[c]	18,930,000
5,195,000	0.100%, 3/10/2015	5,194,486
15,000,000	0.106%, 3/19/2015[c]	15,000,000
21,000,000	0.106%, 3/20/2015[c]	20,999,756

Principal Amount	Government Agency Debt (81.0%)[a]	Value
$10,000,000	0.584%, 3/30/2015[c]	$10,028,818
10,100,000	0.731%, 6/11/2015[c]	10,153,853
10,000,000	0.106%, 7/7/2015[c]	9,999,534
15,000,000	0.143%, 7/16/2015[c]	15,003,864
7,250,000	0.122%, 8/26/2015[c]	7,250,445
15,000,000	0.117%, 11/27/2015[c]	14,998,575
	Federal Home Loan Mortgage Corporation
9,600,000	0.070%, 9/12/2014	9,599,216
14,000,000	0.094%, 10/22/2014	13,997,016
53,000,000	0.156%, 12/5/2014[c]	53,011,091
58,660,000	0.144%, 6/26/2015[c]	58,678,751
33,500,000	0.142%, 7/16/2015[c]	33,510,857
47,070,000	0.144%, 7/17/2015[c]	47,085,203
	Federal National Mortgage Association
25,000,000	0.350%, 8/11/2014[c]	25,001,846
5,000,000	0.360%, 8/25/2014[c]	5,000,463
9,809,000	0.875%, 8/28/2014	9,814,758
3,500,000	0.070%, 9/8/2014	3,499,741
44,000,000	0.133%, 9/11/2014[c]	44,002,504
4,800,000	0.070%, 9/22/2014	4,799,515
7,484,000	0.070%, 9/24/2014	7,483,214
6,410,000	0.070%, 10/1/2014	6,409,240
2,700,000	0.070%, 10/6/2014	2,699,654
2,727,000	0.070%, 10/15/2014	2,726,602
10,000,000	0.430%, 12/15/2014[c]	10,012,266
20,000,000	0.126%, 8/5/2015[c]	19,995,891
	Overseas Private Investment Corporation
15,000,000	0.110%, 8/6/2014[c]	15,000,000
35,568,000	0.110%, 8/6/2014[c]	35,568,000
6,842,105	0.110%, 8/6/2014[c]	6,842,105
5,000,000	0.110%, 8/7/2014[c]	5,000,000
6,000,000	0.110%, 8/7/2014[c]	6,000,000
13,600,000	0.110%, 8/7/2014[c]	13,600,000
15,863,248	0.110%, 8/7/2014[c]	15,863,248
5,000,000	0.110%, 8/7/2014[c]	5,000,000
7,000,000	0.110%, 8/7/2014[c]	7,000,000
39,200,000	0.110%, 8/7/2014[c]	39,200,000
7,000,000	0.110%, 8/7/2014[c]	7,000,000
11,000,000	0.110%, 8/7/2014[c]	11,000,000
10,000,000	0.110%, 8/7/2014[c]	10,000,000
6,096,517	0.110%, 8/7/2014[c]	6,096,517
58,305,000	0.110%, 8/7/2014[c]	58,305,000
8,358,000	0.110%, 8/7/2014[c]	8,358,000
10,000,000	0.110%, 8/7/2014[c]	10,000,000
40,000,000	0.110%, 8/7/2014[c]	40,000,000
78,735,000	0.110%, 8/7/2014[c]	78,735,000
6,686,400	0.110%, 8/7/2014[c]	6,686,400
20,776,923	0.110%, 8/7/2014[c]	20,776,923
6,930,000	0.390%, 5/2/2015	6,936,735

	Total	1,587,581,007

Shares	Investment Company (6.6%)	Value
	BlackRock Cash Funds
37,752,000	0.090%	37,752,000
	Dreyfus Institutional Cash Advantage Fund
32,620,000	0.060%	32,620,000
	DWS Money Market Series
3,456,000	0.050%	3,456,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Thrivent Cash Management Trust

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Investment Company (6.6%)	Value
	Morgan Stanley Institutional Liquidity Funds
$55,561,000	0.040%	$55,561,000

	Total	129,389,000

Principal Amount	Other Instrument (3.0%)[a]	Value
	BNP Paribas
58,970,000	0.070%, 8/1/2014	58,970,000

	Total	58,970,000

Principal Amount	Variable Rate Demand Note (0.8%)[a]	Value
	Capital Trust Agency Multi-Family Housing Rev. (Portofino Villas and Stratford Landing)
10,675,000	0.070%, 8/7/2014[c]	10,675,000
	Illinois Finance Auth. Multifamily Housing Rev. (Villagebrook Apartments)
5,020,000	0.080%, 8/7/2014[c]	5,020,000

	Total	15,695,000

	Total Investments (at amortized cost) 100.0%	$1,959,665,007

	Other Assets and Liabilities, Net <0.1%	38,113

	Total Net Assets 100.0%	$1,959,703,120

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.

Definitions:

Auth. - Authority
Rev. - Revenue

Cost for federal income tax purposes	$1,959,665,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Thrivent Cash Management Trust

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	92,030,000	–	92,030,000	–
Financial Company Commercial Paper	76,000,000	–	76,000,000	–
Government Agency Debt	1,587,581,007	–	1,587,581,007	–
Investment Company	129,389,000	129,389,000	–	–
Other Instrument	58,970,000	–	58,970,000	–
Variable Rate Demand Note	15,695,000	–	15,695,000	–
Total	$1,959,665,007	$129,389,000	$1,830,276,007	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Notes to Schedule of Investments

As of July 31, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

4

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 29, 2014	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 29, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer